Related Party Transactions - Summary of Key Management Personnel Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Fixed compensation	R$ 4,821	R$ 3,329	R$ 2,708
Variable compensation	22,060	30,316	18,316
Total	R$ 26,881	R$ 33,645	R$ 21,024